Expense Example {- Floating Rate High Income Portfolio} - 02.28 VIP Floating Rate High Income Portfolio Initial PRO-08 - Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio-Initial VIP
Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906